Shareholder Report, Line Graph (Details)	6 Months Ended
Jan. 31, 2026
C000009519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis New York Venture Fund (Class Y)
C000009520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis New York Venture Fund (Class R)
C000009518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis New York Venture Fund (Class C) — With CDSC
C000009516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis New York Venture Fund (Class A) — With sales charge
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index